Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net income (loss)	$ (236,415)	$ 7,263
Denominator
Basic weighted average common shares outstanding	102,913,000	106,258,000
Dilutive effect of Common Stock Equivalents (in shares)	0	668,000
Diluted weighted average common shares outstanding	102,913,000	106,926,000
Net income (loss) per share
Basic net income (loss) per share (in dollars per share)	$ (2.30)	$ 0.07
Diluted net income (loss) per share (in dollars per share)	$ (2.30)	$ 0.07
Antidilutive securities
Stock options and restricted stock units excluded from the calculation of diluted earnings per share		2,400,000